Nature of Operations (Details)	12 Months Ended
Dec. 31, 2024
MCSA
Disclosure of subsidiaries [line items]
Ownership percentage	99.60%
NX Gold
Disclosure of subsidiaries [line items]
Ownership percentage	97.60%
MCSA Mining Complex | MCSA
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Boa Esperança Property | MCSA
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Xavantina | NX Gold
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%